Reclassification out of Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	$ (928)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Other comprehensive income	(161)	104
Closing balance	(1,089)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Impairment of marketable securities	12	1
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	12
Tax expense/(benefit)	0
Net of tax	12
Reclassification out of Accumulated Other Comprehensive Income [Member] | Loss/(profit) on sale of assets, realization of loans, indirect taxes and other [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Impairment of marketable securities	12
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	(928)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Change in other comprehensive income before reclassifications	(173)
Reclassifications from accumulated other comprehensive income	12
Other comprehensive income	(161)	102
Closing balance	(1,089)
Unrealized gain on marketable securities, net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	25
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Change in other comprehensive income before reclassifications	(12)
Reclassifications from accumulated other comprehensive income	12
Other comprehensive income	0
Closing balance	25
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	(951)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Change in other comprehensive income before reclassifications	(161)
Other comprehensive income	(161)
Closing balance	(1,112)
Changes in fair value of cash flow hedge instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	(2)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Other comprehensive income	0
Closing balance	$ (2)